Offerings - Offering: 1	Feb. 18, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered	13,636,364
Proposed Maximum Offering Price per Unit	11
Maximum Aggregate Offering Price	$ 150,000,004
Fee Rate	0.01531%
Amount of Registration Fee	$ 22,965
Offering Note	(1) Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended. Represents deferred payment of the registration fees in connection with the registrant’s Registration Statement on Form
S-3
(Registration
No. 333-270132)
being paid herewith.